Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Leased Assets
Assets held under capital leases are included in property and equipment, net on the Consolidated Balance Sheets and include the following:

Dollars in thousands	December 31,
	2014	2013
Gross property and equipment	$41,336	$48,992
Accumulated depreciation	(26,831)	(28,489)
Net property and equipment	$14,505	$20,503

Schedule of Future Minimum Lease Payments for Capital Leases
As of December 31, 2014, our future minimum lease payments are as follows:

Dollars in thousands	Capital Leases	Operating Leases(1)
2015	$11,475	$18,527
2016	3,110	13,617
2017	810	11,190
2018	311	8,808
2019	191	12,685
Thereafter	102	8,172
Total minimum lease commitments	15,999	$72,999
Less: amounts representing interest	(608)
Present value of capital lease obligations	15,391
Less: Current portion of capital lease obligations	(11,026)
Long-term portion of capital lease obligations	$4,365

(1)	Includes all operating leases having an initial or remaining non-cancelable lease term in excess of one year.

Schedule of Estimated Commitments Under Content License Agreements
A summary of the estimated commitments in relation to these agreements as of December 31, 2014 is presented in the following table:

Dollars in thousands		Years Ended December 31,
	Total	2015	2016
Lionsgate	$128,479	$71,472	$57,007
Sony	106,356	106,356	—
Universal	99,305	96,923	2,382
Paramount	98,773	98,773	—
Fox	39,600	39,600	—
Warner	3,559	3,559	—
Total estimated commitments	$476,072	$416,683	$59,389

Schedule of Estimated Revenue Share Commitments to Retailers	Our minimum commitments under these agreements are presented in the following table:

Dollars in thousands		Years Ended December 31,
	Total	2015	2016	2017	2018
Redbox	$6,627	$3,195	$2,616	$653	$163